Property and Equipment (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Lab and office equipment		$ 35,549	$ 35,549
Computer equipment and software		960,044	947,728
Furniture and fixtures		51,404	51,404
Property plant and equipment gross		1,046,997	1,034,681
Less accumulated depreciation		(997,642)	(955,076)
Property plant and equipment net	$ 40,078	$ 49,355	$ 79,605